PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 500,231	$ 401,171
Accumulated depreciation	310,836	215,879
Depreciated cost	189,395	185,292
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	87,334	67,260
Accumulated depreciation	43,038	19,017
Internal use software
Property, Plant and Equipment [Line Items]
Property and equipment gross	380,074	301,632
Accumulated depreciation	245,341	175,660
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	3,487	3,663
Accumulated depreciation	170	758
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment gross	29,336	28,616
Accumulated depreciation	$ 22,287	$ 20,444